Shareholder Report, Line Graph (Details) - USD ($)		6 Months Ended	12 Months Ended	18 Months Ended	30 Months Ended	42 Months Ended	54 Months Ended	66 Months Ended	78 Months Ended
	Nov. 02, 2018	Apr. 30, 2019	Apr. 30, 2025	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2025
C000186138 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar U.S. Equity Fund
Accumulated Value	$ 10,000	$ 10,697.68608		$ 9,475.55298	$ 14,348.6133	$ 13,903.02909	$ 14,291.2731	$ 17,281.26007	$ 18,764.64309
C000186139 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar International Equity Fund
Accumulated Value	10,000	10,819.28406		9,017.73672	13,456.71696	11,738.50458	12,631.86134	13,310.94864	14,550.07081
C000186140 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Global Income Fund
Accumulated Value	10,000	10,685.45086		10,073.35278	12,693.9204	11,931.87357	12,168.4019	13,043.35857	14,293.19883
C000186141 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Total Return Bond Fund
Accumulated Value	10,000	10,601.47368		11,569.91168	11,911.30043	10,723.31352	10,612.60314	10,418.39474	11,202.96966
C000186142 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Municipal Bond Fund
Accumulated Value	10,000	10,479.00444		10,490.67162	11,344.76525	10,672.07106	10,849.96269	11,177.07423	11,407.656
C000186143 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Defensive Bond Fund
Accumulated Value	10,000	10,187.264		10,528.99083	10,903.28576	10,618.94154	10,686.05317	11,190.6648	12,019.45725
C000186144 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Multisector Bond Fund
Accumulated Value	10,000	10,485.78504		10,069.6482	11,558.7974	10,293.282	10,316.65966	10,836.77168	11,794.59456
C000186145 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Global Opportunistic Equity Fund
Accumulated Value	10,000	10,496.86842		9,754.6256	13,071.78008	12,710.2171	13,350.16765	14,873.6762	16,393.98156
C000186146 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Alternatives Fund
Accumulated Value	10,000	10,125.7146		10,322.37976	11,243.09025	11,155.9338	11,203.3812	12,053.23115	12,963.23826
Morningstar U S Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar U.S. Market Index
Accumulated Value	10,000	10,924.96994		10,863.49534	16,301.65538	15,824.27984	16,072.71337	19,744.20672	22,017.63536
Morningstar Global Markets ex U S Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Global Markets ex U.S. Index
Accumulated Value	10,000	10,671.21026		9,434.31943	13,646.21475	12,275.5033	12,554.40565	13,763.00554	15,280.87132
Morningstar Global Markets NR Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Global Markets NR Index
Accumulated Value	10,000	10,786.01377		10,137.81769	14,929.15006	13,999.94824	14,219.87422	16,633.75433	18,468.80014
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000	10,578.63561		11,725.56599	11,694.24226	10,698.8103	10,653.07966	10,496.66181	11,338.53722
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Index
Accumulated Value	10,000	10,596		10,825	11,663	10,744	11,053	11,283	11,471
Morningstar Global Income Blended Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Global Income Blended Index
Accumulated Value	10,000	10,709.814895556		10,411.935859699	14,109.211272140	12,976.543410195	12,960.717338072	13,896.592794196	15,291.108670009
Morningstar Municipal Bond Blended Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Municipal Bond Blended Index
Accumulated Value	10,000	10,260		10,477	11,117	10,405	10,671	10,908	11,149
Bloomberg U S Aggregate 1 3 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate 1-3 Year Index
Accumulated Value	10,000	10,258.77362		10,768.22214	10,845.73853	10,462.78442	10,583.10837	10,885.0752	11,620.51678
Bloomberg Multisector Bond Blended Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Multisector Bond Blended Index
Accumulated Value	10,000	10,591.498204047		10,220.528366468	11,868.22161011	10,692.048116737	10,887.687496514	11,520.627809329	12,555.93481077
Morningstar U S Cash T Bill TR USD Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar U.S. Cash T-Bill TR USD Index
Accumulated Value	$ 10,000	$ 10,115.22269		$ 10,305.78329	$ 10,315.38518	$ 10,322.77125	$ 10,634.4634	$ 11,214.26989	$ 11,771.17956